Cover	Apr. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Entity Address, Address Line One	1100 15th Street, NW
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
Entity File Number	0-50231
Entity Tax Identification Number	52-0883107
City Area Code	800
Local Phone Number	232-6643
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	X1
Entity Central Index Key	0000310522
Amendment Flag	true
Amendment Description	Amendment No. 1 to the Form 8-K filed on April 8, 2022
Entity Registrant Name	FEDERAL NATIONAL MORTGAGE ASSOCIATION FANNIE MAE
Document Period End Date	Apr. 07, 2022